Reconciliation of Federal to Effective Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax (benefit) expense computed at statutory rate					$ 4,113	$ 1,956	$ (7,108)
State tax (benefit) expense, net of federal tax					416	1,502	(1,391)
Valuation allowance, net					23	(5,018)	89
Permanent differences and other, net					551	236	(1,927)
Change in tax rate					12	(1,599)
Change to uncertain tax positions, net					(869)	4,166	(151)
Foreign rate differential					(1,003)	(418)	174
Income tax (benefit) expense	$ 3,652	$ 1,417	$ (5,114)	$ 1,536	$ 3,243	$ 825	$ (10,314)